Fulfillment expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fulfillment expense
Employee benefits expense - Fulfillment	€ 20,872	€ 16,970	€ 15,970
Fulfillment centers expense	4,920	3,573	3,326
Freight and shipping expense	51,600	29,923	15,140
Fulfillment expense	€ 77,392	€ 50,466	€ 34,436